Note 8 - Notes Payable - Scheduled Notes Payable Principal Repayment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
2021	$ 1,330,018
2022	8,574,057
2023	5,514
2024	5,514
2025	167,446
Balance	$ 10,082,549	$ 9,431,157